INVESTMENTS (Details) ¥ in Thousands, $ in Thousands, ¥ in Millions								1 Months Ended		12 Months Ended
	Feb. 09, 2015 USD ($)	Feb. 09, 2015 CNY (¥)	Dec. 01, 2014 CNY (¥)	Oct. 10, 2014 USD ($)	Mar. 18, 2014 JPY (¥)	Feb. 11, 2014 CNY (¥)	Apr. 18, 2013 CNY (¥)	Jun. 30, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Dec. 31, 2015 USD ($) item	Dec. 31, 2015 CNY (¥) item	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)	May. 28, 2015	Dec. 31, 2014 CNY (¥)	Mar. 18, 2014 CNY (¥)
Short-term investments
Fixed-rate time deposits										$ 4,513						¥ 29,234		¥ 428,330
Available-for-sale Securities, Current [Abstract]
Original cost																		74,222
Gross unrealized gains																		11,069
Fair value																		85,291
Interest income, net										2,245	¥ 14,545		¥ 28,216		¥ 7,077
Gain recognized										(31)	(202)		1,967
Long-term investments
Cost method investments										100,671						652,124		151,395
Equity method investments										30,832						199,723		131,707
Available-for-sale equity securities										7,158						46,373		55,740
Total										138,661						898,220		338,842
Cost method investment
Impairment loss of cost method investment										931	6,031		0
Income from cost method investment										108	700		0
Equity method investments
Equity method investments										30,832						199,723		¥ 131,707
Consideration paid for equity method investments										16,538	107,131		125,739		4,400
Deemed disposal gain of intangible assets										(547)	(3,539)				3,600
Impairment loss										433	2,806		472		0
Losses from equity method investments										$ 1,441	¥ 9,334	$ 5,447	5,447	$ 1,849	1,849
Number of companies disposed | item										2	2
Income from equity method investments recorded in statement of comprehensive income										$ 2,103	¥ 13,626
Deemed disposal gain on equity method investments										313	2,029
Long-term available-for-sale equity security
Available fors sale equity security, impairment loss										3,997	25,891		0		0
NDP Media Corp
Cost method investment
Cost method investment ownership percentage												4.00%						4.00%
Other income
Available-for-sale Securities, Current [Abstract]
Gain recognized										(679)	(4,399)		1,967
Debt Securities
Available-for-sale Securities, Current [Abstract]
Original cost																		¥ 67,309
Gross unrealized gains																		11,069
Fair value																		78,378
Equity Securities
Available-for-sale Securities, Current [Abstract]
Original cost																		6,913
Fair value																		6,913
Current available for sale, impairment loss											¥ 0		8,664		0
Eleven internet companies
Cost method investment
Investment in cost method investment										$ 11,238						72,800
Number of equity interests acquired | item										11	11
Third party mobile app developer
Cost method investment
Investment in cost method investment										$ 28,000						¥ 171,531
Cost method investment ownership percentage										2.80%						2.80%
NDP Media Corp
Cost method investment
Investment in cost method investment																		120,000
Beijing Security System Technology
Equity method investments
Equity interest ownership percentage							40.00%			32.00%						32.00%
Consideration paid for equity method investments							¥ 3,600
Fair value of intangible assets contributed							6,000
Carry value of intangible assets contributed							¥ 0
Deemed disposal gain of intangible assets										$ 2,130	¥ 13,798				3,600
Capital contribution received								$ 6,870	¥ 44,500
Kingsoft Japan
Equity method investments
Equity interest ownership percentage																			20.00%
Consideration paid for equity method investments				$ 9,967	¥ 614
Carrying amount of investee ownership on the books of its reporting entity																			¥ 6,391
Excess of the purchase consideration over the carrying amount of investee ownership on the books of its reporting entity																		¥ 51,782	¥ 30,775
Additional ownership interest percentage acquired				21.50%
Maximum exposure to loss of equity method investment										11,580	75,015
Dianjing
Equity method investments
Equity interest ownership percentage	51.73%	51.73%
Consideration paid for equity method investments	$ 6,947	¥ 45,000
Eight internet companies and three limited partnerships
Equity method investments
Consideration paid for equity method investments										$ 10,083	¥ 65,317
Eight internet companies and three limited partnerships | Minimum
Equity method investments
Equity interest ownership percentage										5.00%						5.00%
Eight internet companies and three limited partnerships | Maximum
Equity method investments
Equity interest ownership percentage										50.00%						50.00%
Eight internet companies
Equity method investments
Number of investments | item										8	8
Three limited partnerships
Equity method investments
Number of investments | item										3	3
Internet company and a limited partnership
Equity method investments
Consideration paid for equity method investments													¥ 3,000
One internet company
Equity method investments
Equity interest ownership percentage												34.00%						34.00%
A limited partnership
Equity method investments
Equity interest ownership percentage												6.70%						6.70%
Moxiu Technology
Equity method investments
Ownership interest acquired (as a percent)						28.30%
Equity interest ownership percentage			50.50%														0.60%
Consideration paid for equity method investments			¥ 30,000			¥ 20,000
Value of promotional resources exchanged for additional interest						¥ 5,000
Additional ownership interest percentage acquired			22.20%
Voting interest required for significant financial and operating decisions (as a percent)						66.00%
Third party mobile advertising software provider
Cost method investment
Investment in cost method investment										$ 20,000						¥ 122,896
Cost method investment ownership percentage										9.60%						9.60%
Third party e-commerce company
Cost method investment
Investment in cost method investment										$ 17,522						¥ 107,452
Cost method investment ownership percentage										35.00%						35.00%
Series A Preferred Stock | NDP Media Corp
Cost method investment
Investment in cost method investment | $												$ 5,000
Cost method investment shares purchased (in shares) | shares												500,000	500,000
Short-term investments
Available-for-sale Securities, Current [Abstract]
Interest income, net										$ 1,525	¥ 9,877		¥ 15,901		2,479
Long-term investments
Long-term available-for-sale equity security
Original cost																¥ 24,555		¥ 48,952
Gross unrealized gains																21,818		6,788
Fair value										7,158		$ 8,605				46,373		¥ 55,740
Cheetah
Available-for-sale Securities, Current [Abstract]
Interest income, net										1,107	7,169		¥ 20,908		¥ 2,494
Long-term investments
Equity method investments										896						5,802
Equity method investments
Equity method investments										896						¥ 5,802
Losses from equity method investments										$ 6	¥ 42